Restatements (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Restatement [Abstract]
Schedule of restated consolidated balance sheets and consolidated statements of operations and cashflows

CONSOLIDATED BALANCE SHEET

	September 30,	Restatement	September 30,
	2018	Adjustments	2018
	(As Reported)		(Restated)

ASSETS
CURRENT ASSETS
Cash ($35 pledged as collateral for credit)	$2,323		$2,323
Accounts receivable, net of allowance of $87	1,216		1,216
Prepaid expenses and other current assets	217		217
Current assets held for sale	768		768
Total current assets	4,524		4,524
NON-CURRENT ASSETS
Property and equipment, net	2,297		2,297
Intangible assets, net	1,269		1,269
Non-current assets held for sale	1,137		1,137
Other assets	27		27
Total non-current assets	4,730		4,730
TOTAL ASSETS	$9,254		$9,254

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
Accounts payable	$1,243		$1,243
Accrued liabilities	869		869
Warrant derivative liabilities		$5,228	5,228
Current liabilities held for sale	3		3
Total current liabilities	2,115	5,228	7,343

COMMITMENTS AND CONTINGENCIES
Total liabilities	2,115	5,228	7,343

STOCKHOLDERS' EQUITY (Numbers of shares rounded to thousands)

Preferred stock, $0.001 par value; 5,000 shares authorized; none issued
Common stock, $0.001 par value; 100,000 shares authorized, 49,533 shares issued and 48,972 shares outstanding	53		53
Additional paid-in-capital	128,740	(16,409)	112,331
Accumulated deficit	(119,994)	11,181	(108,813)
Treasury stock, at cost	(1,660)		(1,660)
Total stockholders' equity	7,139	(5,228)	1,911
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$9,254	$-	$9,254

CONSOLIDATED STATEMENT OF OPERATIONS

	Three Months Ended			Six Months Ended
	September 30, 2018			September 30, 2018
	(As Reported)	Restatement Adjustments	(Restated)	(As Reported)	Restatement Adjustments	(Restated)
CONTINUING OPERATIONS:
REVENUES	$286		$286	$1,039		$1,039
COST OF REVENUES	207		207	637		637
GROSS PROFIT (LOSS)	79		79	402		402
OPERATING EXPENSES:
Selling, general and administrative	2,493		2,493	4,584		4,584
Depreciation, amortization, and impairment	308		308	617		617
Research and development	771		771	1,641		1,641
Total operating expenses	3,572		3,572	6,842		6,842
Loss from continuing operations before other expenses	(3,493)		(3,493)	(6,440)		(6,440)

OTHER INCOME (EXPENSE):
Change in fair value of derivative liability		$715	$715		$1,036	1,036
(Interest expense), net of interest income	4		4	(7)		(7)
Total other expenses	4	715	719	(7)	1,036	1,029
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(3,489)	715	(2,774)	(6,447)	1,036	(5,411)
DISCONTINUED OPERATIONS:
Loss from discontinued operations	(576)		(576)	(1,166)		(1,166)
Gain on disposal of discontinued operations	-		-	-		-
Total discontinued operations	(576)		(576)	(1,166)		(1,166)
PROVISION FOR INCOME TAXES	-		-	-		-
NET LOSS	$(4,065)	715	$(3,350)	$(7,613)	1,036	$(6,577)

NET LOSS PER SHARE
Basic and diluted: Continuing operations	$(0.07)		$(0.07)	$(0.13)		$(0.13)
Discontinued operations	(0.01)		(0.01)	(0.02)		(0.02)
Total	$(0.08)		$(0.08)	$(0.15)		$(0.15)

SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	50,500		50,500	49,739		49,739

CONSOLIDATED STATEMENT OF CASH FLOWS

	Six Months Ended
	September 30, 2018
	As Reported		Restatement Adjustments	Restated
Cash flows from operating activities:
Net loss		$(7,613)	$1,036	$(6,577)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment		617		617
Shares of common stock issued for services rendered		200		200
Share-based compensation – stock – employees		1,900		1,900
Loss from discontinued operations		1,166		1,166
Change in fair value of derivative liabilities		-	(1,036)	(1,036)
Changes in assets and liabilities:
Accounts receivable		1,401		1,401
Inventory		(147)		(147)
Prepaid expenses		13		13
Other current assets		35		35
Accounts payable		(1,134)		(1,134)
Accrued liabilities		(226)		(226)
Net cash used in operating activities of continuing operations		(3,788)		(3,788)
Net cash used in discontinued operations		(1,114)		(1,114)
Net cash used in operating activities		(4,902)		(4,902)

Cash flows from investing activities:
Purchases of property and equipment		(18)		(18)
Net cash used in investing activities of continuing operations		(18)		(18)
Net cash used in investing activities of discontinued operations		(166)		(166)
Net cash used in investing activities		(184)		(184)

Cash flows from financing activities:
Proceeds from issuance of common stock, net of fees		4,221		4,221
Repayment of debt		(500)		(500)
Purchase of treasury shares from employees for tax withholdings		(42)		(42)
Net cash provided by financing activities		3,679		3,679
NET INCREASE (DECREASE) IN CASH		(1,407)		(1,407)
Cash - beginning of period		3,730		3,730
Cash - end of period		$2,323		$2,323

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest		$11		$11
Cash paid for income taxes	$

		(Dollars in thousands,
		except per share data)
	March 31,	Restatement	March 31,
	2018	Adjustment	2018
	As Reported		As Restated
ASSETS
CURRENT ASSETS
Cash ($265 pledged as collateral for credit)	$3,730	$-	$3,730
Accounts receivable, net of allowance of $87	2,617	-	2,617
Prepaid expenses and other current assets	242	-	242
Current assets held for sale	645	-	645
Total current assets	7,234	-	7,234
NON-CURRENT ASSETS
Property and equipment, net	2,619	-	2,619
Intangible assets, net	1,545	-	1,545
Non-current assets held for sale	1,023	-	1,023
Other assets	26	-	26
Total non-current assets	5,213	-	5,213
TOTAL ASSETS	$12,447	-	$12,447

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)

CURRENT LIABILITIES
Accounts payable	$2,350	$-	$2,350
Accrued liabilities	1,080	-	1,080
Derivative liabilities	-	3,694	3,694
Current portion of long-term debt	500	-	500
Current liabilities held for sale	43	-	43
Total current liabilities	3,973	3,694	7,667
NON-CURRENT LIABILITIES
Long-term debt, net of current portion	-	-	-
Long-term debt, net of current portion - related party	-	-
COMMITMENTS AND CONTINGENCIES
Total liabilities	3,973	3,694	7,667

STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)

Preferred stock, $0.001 par value; 5,000 shares authorized; none issued	-	-	-
Common stock, $0.001 par value; 100,000 shares authorized, 49,468 shares issued and 48,923 shares outstanding as of March 31, 2018	49	-	49
Additional paid-in-capital	122,424	(13,839)	108,585
Accumulated deficit	(112,381)	10,145	(102,236)
Treasury stock, at cost	(1,618)	-	(1,618)
Total stockholders' equity (deficit)	8,474	(3,694)	4,780
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$12,447	-	$12,447

	Year Ended		Year Ended
	March 31,	Restatement	March 31,
	2018	Adjustment	2018
	As Reported		As Restated
CONTINUING OPERATIONS:

REVENUES	$558	$-	$558

COST OF REVENUES	243	-	243

GROSS PROFIT (LOSS)	315	-	315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation	25,962	-	25,962
Professional fees and consulting, including share-based compensation	4,812		4,812
Selling, general and administrative	1,677	-	1,677
Depreciation, amortization, and impairment	818	-	818
Research and development	5,576	-	5,576
Total operating expenses	38,845	-	38,845
Loss from continuing operations before other expenses	(38,530)	-	(38,530)

OTHER EXPENSE:
Change in fair value of derivative liabilities	-	9,316	9,316
Interest expense, net of interest income	(55)	-	(55)
Total other expenses	(55)	9,316	9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(38,585)	9,316	(29,269)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations	(4,181)	-	(4,181)
Gain on disposal of discontinued operations	636	-	636
Total discontinued operations	(3,545)	-	(3,545)
PROVISION FOR INCOME TAXES	22	-	22
NET LOSS	(42,152)	9,316	(32,836)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	-		-
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$(42,152)	$9,316	$(32,836)

NET LOSS PER SHARE
Basic and diluted: Continuing operations	$(0.85)	$(0.21)	$(0.64)
Discontinued operations	$(0.08)	-	$(0.08)
Total	$(0.93)	$0.21	$(0.72)

SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	45,500		45,500

	Year Ended March 31,	Restatement	Year Ended March 31,
	2018	Adjustment	2018
	As Reported		As Restated
Cash flows from operating activities:
Net loss attributable to controlling interest	$(42,152)	$9,316	$(32,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	3,041	-	3,041
Shares of common stock issued for services rendered	2,860	-	2,860
Share-based compensation – stock - employees	20,592	-	20,592
Share-based compensation due to employment agreements	1,500	-	1,500
Change in value of derivative liabilities		(9,316)	(9,316)
(Income) loss from discontinued operations	4,181		4,181
Gain on sale of discontinued operations	(636)	-	(636)
Loss on retirement of assets	61	-	61
Changes in assets and liabilities:
Accounts receivable	(1,060)	-	(1,060)
Inventory	(983)	-	(983)
Prepaid expenses	90	-	90
Other current assets	(56)	-	(56)
Other assets	6	-	6
Accounts payable	634	-	634
Accrued liabilities	(1,691)	-	(1,691)
Net cash used in operating activities of continuing operations	(13,613)	-	13,613)
Net cash used in discontinued operations	(4,030)	-	(4,030)
Net cash used in operating activities	(17,643)	-	(17,643)

Cash flows from investing activities:
Proceeds from sale of Eco3d	2,029	-	2,029
Purchases of short-term investments	(1,001)	-	(1,001)
Redemption of short-term investments	1,001	-	1,001
Purchases of property and equipment	(277)	-	(277)
Net cash provided by (used in) investing activities	1,752	-	1,752

Cash flows from financing activities:
Proceeds from issuance of common stock, net of fees	12,693	-	12,693
Purchase of treasury shares from employees	(1,618)	-	(1,618)
Repayments of debt - related parties	(100)	-	(100)
Net cash provided by financing activities	10,975	-	10,975
NET INCREASE (DECREASE) IN CASH	(4,916)	-	(4,916)
Cash - beginning of period	8,646	-	8,646
Cash - end of period	$3,730	$-	$3,730

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$60	$-	$60
Cash paid for income taxes	$-	$-	$-

SUMMARY OF NONCASH ACTIVITIES:
Inventory reclassified to property and equipment	$2,477	$-	$2,477
Assets and liabilities acquired via acquisition of companies:
Identifiable intangible assets	$1,435	$-	$1,435
Goodwill	$65	$-	$65
Other assets	$28	$-	$28

	Preferred		Common		Additional Paid-In-	Accumulated	Treasury
	Shares	Amount	Shares	Amount	Capital	Deficit	Stock	Total
Balances at April 1, 2017 (Restated)	-	$-	42,330	$42	$80,845	$(69,400)	$-	$11,487

Shares issued for cash in private placement, net of expenses (Restated)	-	-	5,000	5	3,029	-	-	3,034

Share-based compensation – stock – Board of Directors	-	-	201	-	550	-	-	550

Share-based compensation – stock – services rendered	-	-	65	-	596	-	-	596

Share-based compensation – stock – employees	-	-	1,783	2	20,590	-	-	20,592

Purchase shares from employees in lieu of taxes	-	-	-	-	-	-	(1,618)	(1,618)

Stock issued to purchase 440 Labs	-	-	300	-	1,500	-	-	1,500

Share-based compensation due to employment agreements	-	-	300	-	1,500	-	-	1,500

Warrant conversion – cashless	-	-	49	-	-	-	-	-

Sale of Eco3d, shares received and cancelled	-	-	(560)	-	(25)	-	-	(25)

Net loss for the period (Restated)	-	-	-	-	-	(32,836)	-	(32,836)

Balances at March 31, 2018 (Restated)	-	-	49,468	49	108,585	(102,236)	(1,618)	4,780